Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended		12 Months Ended
	Nov. 03, 2021	Jan. 07, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Private Placement Warrants [Member]
Class of Warrant or Right, Outstanding	6,324,972
Earnout Shares [Member]
Earn out period	5 years
Earn out period end date	Nov. 04, 2026
Common Stock, Capital Shares Reserved for Future Issuance	27,925,828
Public Warrants [Member]
Class of Warrant or Right, Outstanding	6,324,972
Common Class A [Member] | Private Placement Warrants [Member]
Class of Warrant or Right, Outstanding	6,550,000
Common Class A [Member] | Switchback Founder Earn Back Shares [Member]
Number of trading days for determining the share price		10 days
Number of consecutive trading days for determining the share price		20 days
Number of shares subject to forfeiture		1,976,563
Common Class A [Member] | Earnout Shares [Member]
Class of Warrant or Right, Outstanding	59,908
Common Stock, Capital Shares Reserved for Future Issuance	30,000,000
Common Class A [Member] | Earnout Shares [Member] | Earnout Triggering Event [Member]
Number of trading days for determining the share price	10 days
Number of consecutive trading days for determining the share price	20 days
Nonoperating Income (Expense) [Member]
Derivative, gain loss on derivative, net			$ 108.6	$ 31.5	$ 51.0	$ (0.1)
Fair Value, Inputs, Level 3 [Member]
Financial liabilities fair value disclosure						1.1
Derivative liability						0.5
Warrants and rights outstanding						$ 0.6